ORGANIZATION AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2022
Management Commentary Explanatory [Abstract]
ORGANIZATION AND CAPITAL MANAGEMENT	ORGANIZATION AND CAPITAL MANAGEMENT
Brookfield Corporation (the “Corporation”, formerly known as Brookfield Asset Management Inc.) is focused on deploying its capital on a value basis and compounding it over the long term. Employing a disciplined investment approach, we leverage our deep expertise as an owner and operator of real assets, as well as the scale and flexibility of our capital, to create value and deliver strong risk-adjusted returns across market cycles. References in these financial statements to “Brookfield,” “us,” “we,” “our” or “the company” refer to the Corporation and its direct and indirect subsidiaries and consolidated entities. The Corporation is listed on the New York and Toronto stock exchanges under the symbol BN. The Corporation was formed by articles of amalgamation under the Business Corporations Act (Ontario) and is registered in Ontario, Canada. On December 9, 2022, the Corporation filed the articles of arrangement and articles of amendment by arrangement to change its name from Brookfield Asset Management Inc. to Brookfield Corporation. The registered office of the Corporation is Brookfield Place, 181 Bay Street, Suite 100, Toronto, Ontario, M5J 2T3.
Capital Management
The company utilizes the Corporation’s Capital to manage the business in a number of ways, including operating performance, value creation, credit metrics and capital efficiency. The performance of the Corporation’s Capital is closely tracked and monitored by the company’s key management personnel and evaluated relative to management’s objectives. The primary goal of the company is to earn a 15%+ return compounded over the long term while always maintaining excess capital to support ongoing operations.
The Corporation’s Capital consists of the capital invested in its asset management business, including investments in entities that it manages, its corporate investments that are held outside of managed entities and its net working capital. The Corporation’s Capital is funded with common equity, preferred equity and corporate borrowings issued by the Corporation.
As at December 31, 2022, the Corporation’s Capital totaled $57.8 billion (December 31, 2021 – $57.5 billion), and is computed as follows:

AS AT DEC.31 (MILLIONS)	2022	2021
Cash and cash equivalents	$1,564	$1,197
Other financial assets	6,959	3,430
Common equity in managed investments	44,413	46,248
Other assets and liabilities of the Corporation	4,895	6,585
Corporation’s Capital	$57,831	$57,460
Corporation’s Capital is comprised of the following:
Common equity	$39,608	$42,210
Preferred equity	4,145	4,145
Non-controlling interest	2,688	230
Corporate borrowings	11,390	10,875
	$57,831	$57,460
The Corporation generates returns on its capital through management fees and performance revenues earned through its asset management business, distributions or dividends earned from its capital invested in managed entities, and through performance of the Corporation’s financial assets. Prudent levels of corporate borrowings and preferred equity are utilized to enhance returns to shareholders’ common equity.
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at December 31, 2022 is as follows:

AS AT DEC. 31, 2022 (MILLIONS)	The Corporation	Managed Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$1,564	$12,832	$—	$14,396
Other financial assets	6,959	19,940	—	26,899
Accounts receivable and other[1]	3,317	24,310	(249)	27,378
Inventory	2	12,841	—	12,843
Assets classified as held for sale	—	2,830	—	2,830
Equity accounted investments	7,151	39,943	—	47,094
Investment properties	27	115,073	—	115,100
Property, plant and equipment	214	124,054	—	124,268
Intangible assets	206	38,205	—	38,411
Goodwill	354	28,308	—	28,662
Deferred income tax assets	1,769	1,634	—	3,403
Accounts payable and other[1]	(7,123)	(50,191)	249	(57,065)
Liabilities associated with assets classified as held for sale	—	(876)	—	(876)
Deferred income tax liabilities	(581)	(22,609)	—	(23,190)
Subsidiary equity obligations	(441)	(3,747)	—	(4,188)
Total	13,418	342,547	—	355,965
Common equity in managed investments[2]	44,413	—	(44,413)	—
Corporation’s Capital	57,831	342,547	(44,413)	355,965
Less:
Corporate borrowings	11,390	—	—	11,390
Non-recourse borrowings of managed entities	—	202,684	—	202,684
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	2,688	95,450	—	98,138
Common equity	$39,608	$44,413	$(44,413)	$39,608
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $249 million and $249 million, respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments.
Common equity in managed investments is a measure routinely evaluated by our company’s key management personnel and represents the net equity in our consolidated financial statements outside of our Corporate Activities and Asset Management segments. This measure is equal to the sum of the common equity in our Renewable Power and Transition, Infrastructure, Private Equity, and Real Estate operating segments.
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at December 31, 2021 is as follows:

AS AT DEC. 31, 2021 (MILLIONS)	The Corporation	Managed Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$1,197	$11,497	$—	$12,694
Other financial assets	3,430	13,116	—	16,546
Accounts receivable and other[1]	2,697	19,694	(631)	21,760
Inventory	2	11,413	—	11,415
Assets classified as held for sale	—	11,958	—	11,958
Equity accounted investments	6,553	39,547	—	46,100
Investment properties	16	100,849	—	100,865
Property, plant and equipment	215	115,274	—	115,489
Intangible assets	215	30,394	—	30,609
Goodwill	361	19,866	—	20,227
Deferred income tax assets	2,064	1,276	—	3,340
Accounts payable and other[1]	(5,104)	(48,073)	631	(52,546)
Liabilities associated with assets classified as held for sale	—	(3,148)	—	(3,148)
Deferred income tax liabilities	(299)	(20,029)	—	(20,328)
Subsidiary equity obligations	(135)	(4,173)	—	(4,308)
Total	11,212	299,461	—	310,673
Common equity in managed investments[2]	46,248	—	(46,248)	—
Corporation’s Capital	57,460	299,461	(46,248)	310,673
Less:
Corporate borrowings	10,875	—	—	10,875
Non-recourse borrowings of managed entities	—	165,057	—	165,057
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	88,156	—	88,386
Common equity	$42,210	$46,248	$(46,248)	$42,210
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $631 million and $631 million, respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments.